Income Taxes (Tables)	12 Months Ended
May 31, 2024
Income Taxes [Abstract]
Schedule of Reconciliation of the Statutory Canadian Federal Rate	Reconciliations of incomes taxes computed at the statutory federal rate to income tax expense (benefit) for the years ended May 31, 2024 and 2023 are as follows:
	Year Ended
	May 31, 2024	May 31, 2023
Net Income (Loss) before income taxes	$(8,160)	$(1,247)

Expected income tax (recovery) expense	(2,203)	(320)
Change in fair value of Forward Purchase Agreement and other non-deductible expenses	1,094	11
Change in valuation allowance	1,109	309
Income tax (recovery)	$-	$-

Schedule of Deferred Tax Assets and Liabilities	The following table summarized the components of deferred tax:
	May 31, 2024	May 31, 2023
Deferred Tax Assets
Finance Lease Liabilities	$20	$31
Operating tax losses carried forward	1,742	675
Property and equipment	19	4
Other tax pools	96	70
Valuation allowance	(1,857)	(748)
Net Deferred Tax Assets	20	32

Deferred Tax Liabilities
Right of Use assets	(20)	(32)
Total Deferred Tax Liabilities	(20)	(32)
Net Deferred Tax Asset (Liability)	$-	$-